INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	27.00%	27.00%	27.00%
Expected income tax expense/(recovery)	$ 130,002	$ 86,126	$ 43,259
Foreign and statutory rate differences	(23,859)	157,320	(12,826)
Share-based compensation	(18,102)	5,067	6,611
Non-taxable capital (gains)/losses	7,254	(6,337)	(6,478)
Change in valuation allowance	6,292	(162,992)	(266,896)
Other	1,624	2,804	(868)
Income Tax expense/(recovery)	$ 103,211	$ 81,988	$ (237,198)